Nature of Operations (Details)	1 Months Ended		6 Months Ended
	Nov. 23, 2021 CAD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	May 07, 2019 shares
Nature of Operations (Details) [Line Items]
Issued and outstanding shares				100,000,000
Common shares issued	3,680,000	3,680,000
Gross proceeds	$ 34,988,520	$ 27,600,000
Issuance cost of shares (in Dollars) | $	$ 3,900,000		$ 3,932,926
Overallotment Option [Member]
Nature of Operations (Details) [Line Items]
Common shares issued	480,000	480,000
Share price | (per share)	$ 9.51	$ 7.5